Significant accounting policies: (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Summary of Significant Account Policies:
Schedule of reconciliation of basic and diluted earnings per share

	For the year ended June 30, 2014			For the year ended June 30, 2013
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Income available to common shareholders - basic earnings per share	7,704,135	77,285,846	0.10	(6,851,518)	77,263,381	(0.09)

Effect of dilutive securities
Warrants		15,890,011		—	—
Convertible debt	—	—		—	—
Convertible preferred	—	—		—	—
Options	—	—

Income available to common shareholders - diluted earnings per share	7,704,135	93,175,857	0.08	(6,851,518)	77,263,381	(0.09)

Summary of warrant liabilities activity

Warrants liability

Balance at June 30, 2014	$16,290,341
Granted
Class A and B warrants	—
WFEC warrants	—
Cancelled, forfeited or expired	—
Change in fair value
Class A and B warrants	(948,250)
WFEC warrants	(69,756)
Balance at September 30, 2014	$15,272,335

Warrants liability
Balance at June 30, 2013	$—
Granted
Class A and B warrants	33,411,033
Change in fair value
Class A and B warrants	(18,102,734)
WFEC warrants	982,042
Balance at June 30,2014	$16,290,341